                                 DIRECTOR ELITE
                              SEPARATE ACCOUNT ONE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

       SUPPLEMENT DATED JULY 5, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

Footnote 1 to the Annual Fund Operating Expenses table should be deleted and replaced with the following:

(1) Prudential Jennison International Growth Portfolio is a new Fund. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year. With voluntary reductions for expense reimbursements, "Total Fund Operating Expenses" are estimated to be:

                                                                             12B-1
                                                                          DISTRIBUTION                TOTAL FUND
                                                                        AND/OR SERVICING    OTHER     OPERATING
                                                      MANAGEMENT FEES         FEES         EXPENSES    EXPENSES
----------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth Portfolio         0.85%             0.25%          0.54%       1.64%
----------------------------------------------------------------------------------------------------------------

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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